Cover	Apr. 08, 2026
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	ARC Group Acquisition I Corp
Entity Incorporation, State or Country Code	D8
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
Entity Central Index Key	0002073515
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4